Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

Share-Based Compensation

Class B Common Unit Incentive Plan (the “Class B Plan”)

Prior to the closing of the Business Combination, Open Lending, LLC maintained a Class B Common Unit Incentive Plan, which was a form of long-term compensation that provided for the issuance of Class B common units to service providers for purposes of retaining them and enabling such individuals to participate in the long-term growth and financial success of Open Lending, LLC. The Class B common units were a special class of common units structured to qualify as “profits interest” for tax purposes. The aggregated amount of Class B common units was limited to 14,241,344, with the aggregate number of Class B common units available for issuance to non-employees not to exceed 995,039.

The Class B common units issued under the Class B Plan generally vest, subject to continued services to Open Lending LLC and its subsidiaries, based on a 3-year or 3.25-year vesting schedule, with 25% of the units vesting on the grant date and equal quarterly vesting installments thereafter. In connection with the Business Combination, the Board of Managers of Open Lending, LLC approved a modification to the awards granted under the Class B Plan to allow accelerated vesting of all granted units immediately prior to the Business Combination. On the date of the Closing, the Class B common units were converted into shares of common stock of Open Lending Corporation on the exchange ratio established in the Business Combination Agreement, and the accelerated vesting of 571,983 awards resulted in $2.2 million of non-cash share-based compensation expense.

A summary of the status of the Class B common units award activity for the years ended December 31, 2020. 2019 and 2018 is presented in the table below. The number of Class B common units that vested during the years ended December 31, 2020, 2019 and 2018 was 929,160, 1,496,521 and 1,814,594, respectively. There were 0, 0 and 2,813 units forfeited in the years ended December 31, 2020, 2019 and 2018 respectively.

	Granted Units	Vested Units	Non-vested units
Balance as of January 1, 2018	12,814,203	9,891,696	2,922,507
Granted	1,317,768	—	1,317,768
Vested	—	1,814,594	(1,814,594)
Forfeiture	(2,813)	(2,813)	—

Balance as of December 31, 2018	14,129,158	11,703,477	2,425,681
Granted	—	—	—
Vested	—	1,496,521	(1,496,521)
Forfeiture	—	—	—

Balance as of December 31, 2019	14,129,158	13,199,998	929,160
Granted	—	—	—
Vested	—	929,160	(929,160)
Forfeiture	—	—	—

Balance as of June 10, 2020	14,129,158	14,129,158	—
Conversion to common stock upon Business Combination	(14,129,158)	(14,129,158)	—

Balance as of December 31, 2020	—	—	—

The grant date fair value of the Class B Plan share-based awards was based on a waterfall model set-up using the Monte-Carlo simulation framework, with inputs for the equity value of Open Lending, LLC, expected equity volatility, expected term of the awards, risk-free interest rate and expected preferred and common distributions.

The equity value of the Open Lending, LLC was determined by applying certain weightings to the income approach (specifically discounted cash flow method) and market approaches (i.e. guideline comparable company method, guideline transaction method, change in market capitalization method, and/or change in market multiples method). The selected weightings for each of these approaches was determined based on the relative reliability of the indicated equity value. As Open Lending, LLC did not have publicly traded equity, the expected equity volatility for Open Lending, LLC was estimated by reference to the average historical and implied volatilities of comparable companies calculated using the Merton model. The industry peer group used in the market approaches and in the volatility calculations included small, mid, and/or large capitalization companies in industries similar to Open Lending, LLC and taking into account the similarity in business model, size, stage of lifecycle, and financial leverage. The expected term represented the period of time based on an expected liquidity event (i.e. merger or IPO). The risk-free interest rate used in the analysis was based on the U.S. Treasury yield for a term consistent with the selected term.

	Class B1(b)	Class B2(a)	Class B2(b)	Class B2(c)	Class B2(d)
Grant Date	January 31, 2016	December 1, 2016	November 22, 2017	March 15, 2018	August 6, 2018
Equity Valuation Date	January 31, 2016	January 31, 2016	December 31, 2017	December 31, 2017	August 6, 2018
Volatility	45%	45%	40%	40%	40%
Term	4.92	4.92	3.00	3.00	2.40
Risk Free Rate	1.3%	1.3%	2.0%	2.0%	2.7%
Exit Date	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
DLOM—Common	13%	13%	18%	18%	14%
Grant Date Fair Value	$0.75	$0.57	$2.85	$2.85	$4.00

The fair value of the Class B award units that vested during the years ended December 31, 2020, 2019 and 2018 was $2.7 million, $2.0 million and $2.5 million respectively.

During the years ended December 31, 2020, 2019 and 2018, share based compensation expense related to the Class B plan was allocated to cost of services, general and administrative, selling and marketing, research and development, generally based on the functional responsibilities of the awarded unit holders of Open Lending, LLC (except the $2.2 million share-based compensation expense due to accelerated vesting in relation to the Business Combination, which was recognized fully in general and administrative) in the accompanying consolidated statements of operations and comprehensive income as follows:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Cost of services	$123	$100	$108
General and administrative	2,425	1,798	2,275
Selling and marketing	81	62	153
Research and development	46	24	36

Total	$2,675	$1,984	$2,572

2020 Stock Option and Incentive Plan (the “2020 Plan”)

On June 9, 2020, Nebula’s stockholders approved the 2020 Plan. The 2020 Plan provides for the grant of non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock units and other stock or cash-based awards. The Company has initially reserved 9,693,750, approximately 10% of the number of shares of its common stock outstanding upon the closing, as the “Initial Limit” for the issuance of awards under the 2020 Plan. The 2020 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2021, by 4% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31, or the “Annual Increase.” This limit is subject to adjustment in the event of a stock split, stock dividend or other change in the Company’s capitalization.

The following table provides information related to the incentive stock options and restricted stock awards granted during the year ended December 31, 2020:

	Restricted Stock Units		Stock Options
	Number of Awards	Weighted Average Fair Value at Grant Date	Number of Awards	Weighted Average Exercise Price
Outstanding as of December 31, 2019	—	$—	—	$—
Granted	109,920	28.20	199,764	33.56
Vested/Exercised	—	—	—	—
Forfeited	—	—	—	—

Outstanding as of December 31, 2020	109,920	$28.20	199,764	$33.56

The outstanding stock options vest, subject to the continued employment of the grantees, in equal annual installments over four years following the grant date. The contractual term for the exercisability of the stock options is ten years from the grant date. The outstanding restricted stock units are service-based only and vest based on schedules as set forth in the respective award agreements, generally over four years.

The aggregate intrinsic value of outstanding stock options at December 31, 2020 was as follows:

Intrinsic Value of Stock Options
(in thousands)
Vested and exercisable	$—
Unvested	280
Total outstanding	$280

The share-based compensation expense of the equity awards granted under the 2020 Plan was recognized based on the grant date fair value and amortized over each award’s vesting period using the straight-line attribution approach. The Company used the closing price of its publicly traded common stock on the grant date of the restricted stock units awards to calculate the fair value. The Company estimated the fair value of each stock option on the date of grant using a Black–Scholes option-pricing model, applying the following assumptions:

Grant date	12/30/2020
Strike price	$33.56
Expected life(a)	6.25
Weighted average time to vest(b)	2.50
Expected dividend yield(c)	—
Expected volatility rate(d)	50.00%
Risk-free interest rate(e)	0.55%
Weighted average option grant date fair value	$15.51

(a).

The expected life was estimated using the “Simplified Method” which utilizes the midpoint between the vesting date and the end of the contractual term. The Company used the simplified method due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the stock options.

(b).	The weighted average time to vest was calculated using the “Simplified Method” by applying 25% to each vesting years.
(c).	At the grant date, no dividends were expected to be paid over the contractual term of the stock options granted, based on the Company’s dividend policy, resulting in the use of a zero dividend rate.
(d).	The expected volatility rate was based on the average of implied and observed historical volatility of comparable companies.
(e).	The risk-free interest rate was interpolated from the five-year and seven-year Constant Maturity Treasury rate published by the United States Treasury as of the date of the grant.

The unrecognized share-based compensation expense at December 31, 2020 was as follows:

	Unrecognized Expense	Weighted Average Amortization Period
	(in thousands)
Restricted stock	$2,952	3.58
Stock options	3,094	4.00

Total unrecognized share-based compensation expense	$6,046	3.85

During the year ended December 31, 2020, the share-based compensation expense related to the 2020 Plan was $0.2 million, which was allocated to general and administrative in operating expenses in the accompanying consolidated statements of operations and comprehensive income (loss).